Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 225,665	$ 270,989
Trade and other receivables	113,182	204,081
Inventories	155,012	158,453
Prepaid expenses and other current assets	20,106	15,338
Other financial assets	1,063	7,867
Taxes receivable	9,153	0
Total Current assets	524,181	656,728
Receivables	13,329	16,084
Inventories	50,725	37,573
Other financial assets	9,799	11,158
Intangibles and other assets	49,841	20,138
Property, plant and equipment	3,552,430	3,740,966
Deferred tax assets	125,638	133,584
Total Assets	4,325,943	4,616,231
Current liabilities
Trade and other payables	211,467	207,777
Taxes payable	4,051	15,243
Other liabilities	46,806	63,002
Other financial liabilities	33,301	29,308
Gold prepayment liability	71,208	71,394
Lease liabilities	16,156	33,529
Deferred revenue	64,658	88,963
Total Current liabilities	447,647	509,216
Other financial liabilities	52,446	52,358
Gold prepayment liability	0	68,614
Lease liabilities	44,863	44,473
Long-term debt	1,184,162	1,180,274
Deferred revenue	404,880	426,363
Pension obligations	3,262	6,252
Other employee benefits	86,340	128,588
Environmental and other provisions	279,240	461,501
Deferred tax liabilities	251,294	261,764
Total liabilities	2,754,134	3,139,403
Equity
Share capital	1,780,774	1,778,848
Reserves	26,538	(182)
Retained earnings	(235,503)	(301,838)
Total equity	1,571,809	1,476,828
Total liabilities and equity	$ 4,325,943	$ 4,616,231